Property, Plant and Equipment (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
M20S [Member]
Property, Plant and Equipment [Line Items]
Classified as assets held for sale	$ 36,018
Assets held for sale	2,512
M30S [Member]
Property, Plant and Equipment [Line Items]
Classified as assets held for sale	12,517
Assets held for sale	30,210
M31S [Member]
Property, Plant and Equipment [Line Items]
Classified as assets held for sale	2,473
Assets held for sale	12,653
Property, plant and equipment net book value	3,330
T3 [Member]
Property, Plant and Equipment [Line Items]
Assets held for sale	4,439
T2T Miners [Member]
Property, Plant and Equipment [Line Items]
Assets held for sale	1,272
M31S+Net Book [Member]
Property, Plant and Equipment [Line Items]
Assets held for sale	$ 3,000